Columbia Seligman Communications and Information Fund
Prospectus Supplement — March 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Seligman Communications and Information Fund	3/7/2011
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Seligman Communications and Information Fund	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class RZ
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Seligman Communications and Information Fund	Columbia Seligman Communications and Information Fund Class A	Columbia Seligman Communications and Information Fund Class B	Columbia Seligman Communications and Information Fund Class C	Columbia Seligman Communications and Information Fund Class I	Columbia Seligman Communications and Information Fund Class R	Columbia Seligman Communications and Information Fund Class R3	Columbia Seligman Communications and Information Fund Class R4	Columbia Seligman Communications and Information Fund Class R5	Columbia Seligman Communications and Information Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R3	Class R4	Class R5	Class Z
Management fees			0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none	none
Other expenses			0.25%	0.25%	0.25%	0.08%	0.25%	0.38%	0.38%	0.13%	0.25%
Total annual fund operating expenses			1.35%	2.10%	2.10%	0.93%	1.60%	1.48%	1.23%	0.98%	1.10%
[1]	Expense ratios have been adjusted to reflect current fees.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Seligman Communications and Information Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	705	978	1,273	2,110
Class B	Class B (if shares are redeemed)	713	958	1,330	2,244
Class C	Class C (if shares are redeemed)	313	658	1,130	2,436
Class I	Class I (whether or not shares are redeemed)	95	297	516	1,147
Class R	Class R (whether or not shares are redeemed)	163	505	872	1,905
Class R3	Class R3 (whether or not shares are redeemed)	151	468	809	1,774
Class R4	Class R4 (whether or not shares are redeemed)	125	391	677	1,494
Class R5	Class R5 (whether or not shares are redeemed)	100	312	543	1,206
Class Z	Class Z (whether or not shares are redeemed)	112	350	607	1,345

Expense Example, No Redemption Columbia Seligman Communications and Information Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	213	658	1,130	2,244
Class C	Class C (if shares are not redeemed)	213	658	1,130	2,436